Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Effective Income Tax Rate Reconciliation at Federal Income Tax Rate, Amount	$ 36	$ 433	$ 94	$ 492
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	21.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (30)	$ (76)	$ (155)	$ (81)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(17.40%)	(6.10%)	(34.70%)	(5.80%)
Effective Income Tax Rate Reconciliation, Deduction, Dividends, Amount	$ (8)	$ (2)	$ (25)	$ (7)
Effective Income Tax Rate Reconciliation, Deduction, Dividend, Percent	(4.80%)	(0.20%)	(5.50%)	(0.50%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (1)	$ (1)	$ (3)	$ (3)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.50%)	(0.10%)	(0.60%)	(0.20%)
Total Income Tax Expense (Benefit)	$ (3)	$ 354	$ (89)	$ 401
Effective Income Tax Rate Reconciliation, Percent	(1.70%)	28.60%	(19.80%)	28.50%